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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment [ ] Amendment Number :
                                               ----------

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Ventures Management, L.P.
Address: 300 Crescent Court, Suite 1111
         Dallas, Texas 75201

Form 13F File Number: 28-11757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick P. Walker                  Contact Person: Joseph I. Worsham, II
Title: Member of WSV Management, L.L.C., general partner of
       WS Ventures Management, L.P.
Phone: (214) 756-6056

Signature, Place and Date of Signing:

/s/ Patrick P. Walker               Dallas, Texas              February 14, 2008
---------------------               -------------              -----------------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               69

Form 13F Information Table Value Total:         $122,121

                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                           FORM 13F Information Table

         Column 1:            Column 2:   Column 3:  Column 4:         Column 5:          Column 6  Column 7:       Column 8:
-------------------------- -------------- --------- ---------- ------------------------- ---------- --------- ---------------------
                                                       Fair
                                                      Market   Shares or                                         Voting Authority
                                            CUSIP      Value   Principal                 Investment   Other   ---------------------
      Name of Issuer       Title of Class   Number  (x $1,000)   Amount  SH/PRN Put/Call Discretion  Managers    Sole   Shared None
-------------------------- -------------- --------- ---------- --------- ------ -------- ---------- --------- --------- ------ ----
AIRSPAN NETWORKS INC             COM      00950H102        504   286,300   SH               SOLE        --      286,300      0    0
ALANCO TECHNOLOGIES INC    CL A NO PV NEW 011612603       2679 1,955,915   SH               SOLE        --    1,955,915      0    0
ALKERMES INC                     COM      01642T108        827    53,000   SH               SOLE        --       53,000      0    0
ALLION HEALTHCARE INC            COM      019615103       2913   530,577   SH               SOLE        --      530,577      0    0
ALTRA HOLDINGS INC               COM      02208R106       3926   236,100   SH               SOLE        --      236,100      0    0
AMERICREDIT CORP                 COM      03060R101       1335   104,400   SH               SOLE        --      104,400      0    0
ARTHROCARE CORP                  COM      043136100        841    17,500   SH               SOLE        --       17,500      0    0
ASPENBIO PHARMA INC              COM      045346103       1380   158,300   SH               SOLE        --      158,300      0    0
BEARINGPOINT INC                 COM      074002106        230    81,300   SH               SOLE        --       81,300      0    0
BECKMAN COULTER INC              COM      075811109       3225    44,300   SH               SOLE        --       44,300      0    0
BECKMAN COULTER INC              COM      075811109       4747    65,200   SH     CALL      SOLE        --       65,200      0    0
BORLAND SOFTWARE CORP            COM      099849101        903   300,100   SH               SOLE        --      300,100      0    0
BRINKS CO                        COM      109696104       5164    86,440   SH               SOLE        --       86,440      0    0
CEC ENTERTAINMENT INC            COM      125137109       5057   194,800   SH               SOLE        --      194,800      0    0
CKE RESTAURANTS INC              COM      12561E105       4781   362,200   SH               SOLE        --      362,200      0    0
CALGON CARBON CORP               COM      129603106        739    46,500   SH               SOLE        --       46,500      0    0
CITRIX SYS INC                   COM      177376100        707    18,600   SH               SOLE        --       18,600      0    0
CONNS INC                        COM      208242107        746    43,600   SH               SOLE        --       43,600      0    0
CONTANGO OIL & GAS COMPANY     COM NEW    21075N204       3377    66,350   SH               SOLE        --       66,350      0    0
CROWN HOLDINGS INC               COM      228368106       1970    76,800   SH               SOLE        --       76,800      0    0
CYPRESS SEMICONDUCTOR CORP       COM      232806109       3221    89,400   SH               SOLE        --       89,400      0    0
DSW INC                         CL A      23334L102       2988   159,300   SH               SOLE        --      159,300      0    0
DAYSTAR TECHNOLOGIES INC         COM      23962Q100        625    99,954   SH               SOLE        --       99,954      0    0
DELIA'S INC NEW                  COM      246911101       1282   473,111   SH               SOLE        --      473,111      0    0
ENERGY PARTNERS LTD              COM      29270U105       1298   109,900   SH               SOLE        --      109,900      0    0
EPIX PHARMACEUTICALS INC       COM NEW    26881Q309        635   161,290   SH               SOLE        --      161,290      0    0
EXTREME NETWORKS INC             COM      30226D106        377   106,500   SH               SOLE        --      106,500      0    0
FAVRILLE INC                     COM      312088404        135    86,700   SH               SOLE        --       86,700      0    0
FIRST ACCEPTANCE CORP            COM      318457108       1615   382,772   SH               SOLE        --      382,772      0    0
GENTIVA HEALTH SERVICES
   INC                           COM      37247A102       6118   321,300   SH               SOLE        --      321,300      0    0
GTX INC DEL                      COM      40052B108       1373    95,700   SH               SOLE        --       95,700      0    0

HFF INC                         CL A      40418F108       2091   270,200   SH               SOLE        --      270,200      0    0
HQ SUSTAINABLE MARITIME
   INDS INC                    COM NEW    40426A208        878    90,000   SH               SOLE        --       90,000      0    0
HEALTH MGMT ASSOC INC NEW       CL A      421933102        355    59,300   SH               SOLE        --       59,300      0    0
HELIX ENERGY SOLUTIONS GRP
   INC                           COM      42330P107       3133    75,500   SH               SOLE        --       75,500      0    0
HOLLY CORP                  COM PAR $0.01 435758305       7516   147,700   SH               SOLE        --      147,700      0    0
HOLLY CORP                  COM PAR $0.01 435758305       3114    61,200   SH     CALL      SOLE        --       61,200      0    0
ICAGEN INC                       COM      45104P104       1640   976,039   SH               SOLE        --      976,039      0    0
INDEVUS PHARMACEUTICALS
   INC                           COM      454072109        456    65,600   SH               SOLE        --       65,600      0    0
INFINERA CORPORATION             COM      45667G103        180    12,100   SH               SOLE        --       12,100      0    0
JARDEN CORP                      COM      471109108       1225    51,900   SH               SOLE        --       51,900      0    0
KINDRED HEALTHCARE INC           COM      494580103       1321    52,900   SH               SOLE        --       52,900      0    0
LAWSON SOFTWARE INC NEW          COM      52078P102        627    61,200   SH               SOLE        --       61,200      0    0
LULULEMON ATHLETICA INC          COM      550021109        422     8,900   SH               SOLE        --        8,900      0    0
MEDIS TECHNOLOGIES LTD           COM      58500P107        185    12,000   SH               SOLE        --       12,000      0    0
MICROMET INC                     COM      59509C105        206   100,000   SH               SOLE        --      100,000      0    0
OMEGA PROTEIN CORP               COM      68210P107        557    60,000   SH               SOLE        --       60,000      0    0
P F CHANGS CHINA BISTRO
   INC                           COM      69333Y108       1126    49,300   SH               SOLE        --       49,300      0    0
PARALLEL PETE CORP DEL           COM      699157103       1390    78,842   SH               SOLE        --       78,842      0    0
PENN TREATY AMERICAN CORP      COM NEW    707874400       2861   440,782   SH               SOLE        --      440,782      0    0
PENWEST PHARMACEUTICALS CO       COM      709754105        512    87,500   SH               SOLE        --       87,500      0    0
PERVASIVE SOFTWARE INC           COM      715710109       2879   714,336   SH               SOLE        --      714,336      0    0
PREMIER EXHIBITIONS INC          COM      74051E102        438    40,000   SH               SOLE        --       40,000      0    0
PROGRESSIVE GAMING INTL
   CORP                          COM      74332S102        633   255,100   SH               SOLE        --      255,100      0    0
RASER TECHNOLOGIES INC           COM      754055101       1188    80,000   SH               SOLE        --       80,000      0    0
REIS INC                         COM      75936P105       2048   266,662   SH               SOLE        --      266,662      0    0
RESPONSE GENETICS INC            COM      76123U105       1929   414,932   SH               SOLE        --      414,932      0    0
RURAL/METRO CORP                 COM      781748108         50    23,490   SH               SOLE        --       23,490      0    0
SPORT SUPPLY GROUP INC DEL       COM      84916A104       5082   637,642   SH               SOLE        --      637,642      0    0
SYNPLICITY INC                   COM      87160Y108        263    45,300   SH               SOLE        --       45,300      0    0
TNS INC                          COM      872960109        850    47,900   SH               SOLE        --       47,900      0    0
TEKELEC INC                      COM      879101103       1510   120,800   SH               SOLE        --      120,800      0    0
TITANIUM METALS CORP           COM NEW    888339207       4425   167,300   SH               SOLE        --      167,300      0    0
TRINITY INDS INC                 COM      896522109       1283    46,200   SH               SOLE        --       46,200      0    0
TRI VALLEY CORP                  COM      895735108         81    11,000   SH               SOLE        --       11,000      0    0
URANIUM RES INC            COM PAR $0.001 916901507        449    36,000   SH               SOLE        --       36,000      0    0
USEC INC                         COM      90333E108        805    89,400   SH               SOLE        --       89,400      0    0
WASTE CONNECTIONS INC            COM      941053100       2132    69,000   SH               SOLE        --       69,000      0    0
WORLD HEART CORP           COM PAR $0.001 980905301        563   181,570   SH               SOLE        --      181,570      0    0